Vessels, net (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Accumulated Depreciation
Depreciation for the period	$ (2,024,000)	$ (354,000)
Net Book Value
Net Book Value at the beginning	45,728,000
Depreciation for the period	(2,024,000)	(354,000)
Net Book Value at the end	48,482,000	45,728,000	$ 45,728,000
Vessels
Vessel cost
Vessel cost at the beginning	46,082,000
Vessels contributed by DSI		46,040,000
Additions and improvements	378,000	42,000	42,000
Vessel cost at the end	46,460,000	46,082,000	46,082,000
Accumulated Depreciation
Accumulated depreciation at the beginning	354,000
Depreciation for the period	(2,024,000)	(354,000)
Accumulated depreciation at the end	(2,378,000)	(354,000)	(354,000)
Net Book Value
Net Book Value at the beginning	45,728,000
Vessels contributed by DSI		46,040,000
Additions and improvements	378,000	42,000	42,000
Depreciation for the period	(2,024,000)	(354,000)
Net Book Value at the end	$ 44,082,000	$ 45,728,000	$ 45,728,000